UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 14, 2020 to May 12, 2020

Commission File Number of issuing entity:  333-207132-10

Central Index Key Number of issuing entity:  0001693368

CD 2017-CD3 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207132

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021846
38-4021847
38-7170532
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-AB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 12, 2020 a distribution was made to holders of the certificates issued by CD 2017-CD3 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by CD 2017-CD3 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 14, 2020 to May 12, 2020.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 14, 2020. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2020. The CIK number of CGMRC is 0001541001.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2020. The CIK number of GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 26, 2020 under Commission File No. 333-207132-10 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 26, 2020 under Commission File No. 333-207132-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, N.A., as certificate administrator:

Beginning on June 18, 2014, a group of institutional investors filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York, against Wells Fargo Bank, N.A. (“Wells Fargo Bank”), in its capacity as trustee for certain residential mortgage-backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. In November 2018, Wells Fargo Bank reached an agreement, in which it denied any wrongdoing, to resolve such claims on a classwide basis for the 271 RMBS trusts at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning several RMBS trusts in New York federal and state court are not covered by the settlement agreement.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with RMBS sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo Bank has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo Bank notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	04/13/2020	$29,319.00
Current Distribution Date	05/12/2020	$70,944.38

Loan Combination Custodial Account(s) Balance Moffett Place Google Loan Combination 111 Livingston Street Loan Combination State Farm Data Center Loan Combination Summit Place Wisconsin Loan Combination Parts Consolidation Loan Combination

Prior Distribution Date	04/13/2020	$0.00
Current Distribution Date	05/12/2020	$0.00

REO Account Balance
Prior Distribution Date	04/13/2020	$0.00
Current Distribution Date	05/12/2020	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	04/13/2020	$5,527.58
Current Distribution Date	05/12/2020	$5,346.64

Interest Reserve Account Balance
Prior Distribution Date	04/13/2020	$0.00
Current Distribution Date	05/12/2020	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date	04/13/2020	$0.00
Current Distribution Date	05/12/2020	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date	04/13/2020	$0.00
Current Distribution Date	05/12/2020	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date	04/13/2020	$0.00
Current Distribution Date	05/12/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

EXHIBIT INDEX

Exhibit Number                                 Description

(99.1) Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the May 12, 2020 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 26, 2020 under Commission File No. 333-207132-10 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 26, 2020 under Commission File No. 333-207132-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: May 26, 2020